ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	$ (4,155)	$ (4,779)	$ (3,836)
Translation adjustment	(63)	97	(49)
Net unrealized losses on marketable securities	915	527	(894)
Ending balance	(3,303)	(4,155)	(4,779)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(141)	(668)	226
Translation adjustment	0	0	0
Net unrealized losses on marketable securities	915	527	(894)
Ending balance	774	(141)	(668)
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(4,014)	(4,111)	(4,062)
Translation adjustment	(63)	97	(49)
Net unrealized losses on marketable securities	0	0	0
Ending balance	$ (4,077)	$ (4,014)	$ (4,111)